SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2024	$ 24,498	$ 24,894
Fiscal Year 2025	20,415	24,894
Fiscal Year 2025		20,745
Imputed interest	(5,175)	(7,609)
Total operating lease liability	51,987	$ 62,924
Fiscal Year 2023 (remaining)	$ 12,249